ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The table below presents the changes in Accumulated other comprehensive income/(loss) (AOCI), including the reclassifications out of Accumulated other comprehensive income/(loss) by component:

Changes in Accumulated Other Comprehensive Income/(Loss) by Component
	Hedges	Investment Securities	Pension and Other Retiree Benefits	Financial Statement Translation	Total AOCI
BALANCE at JUNE 30, 2016	$(2,641)	$34	$(5,798)	$(7,502)	$(15,907)
OCI before reclassifications (1)	(237)	(49)	910	356	980
Amounts reclassified from AOCI (2)	(69)	(10)	491	(117)	295
Net current period OCI	(306)	(59)	1,401	239	1,275
BALANCE at JUNE 30, 2017	(2,947)	(25)	(4,397)	(7,263)	(14,632)
OCI before reclassifications (3)	(299)	(141)	74	(6)	(372)
Amounts reclassified from AOCI (4)	—	(7)	260	—	253
Net current period OCI	(299)	(148)	334	(6)	(119)
Less: Other comprehensive income/(loss) attributable to non-controlling interests	—	—	(5)	3	(2)
BALANCE at JUNE 30, 2018	$(3,246)	$(173)	$(4,058)	$(7,272)	$(14,749)

(1)	Net of tax (benefit) / expense of $(186), $(6) and $360 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2017.

(2)	Net of tax (benefit) / expense of $0, $0 and $191 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2017.

(3)	Net of tax (benefit) / expense of $(279), $0 and $(23) for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2018.

(4)	Net of tax (benefit) / expense of $0, $0 and $91 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2018.